INVESTMENTS IN PORTFOLIO FUNDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 fund	Dec. 31, 2013 fund	Dec. 31, 2012
INVESTMENTS IN PORTFOLIO FUNDS
Number of underlying FuturesAccess Funds	5	5
Investments in portfolio funds
Fair Value	$ 59,002,985	$ 70,557,639
Profit (Loss)	10,785,565	(2,756,626)	(5,757,962)
Cost as of date	42,005,957	62,812,712
Portfolio funds
Investments in portfolio funds
Fair Value	59,002,985	70,557,639
Percentage of Partners' Capital	99.25%	99.50%
Profit (Loss)	10,785,565	(2,756,626)
Cost as of date	42,005,957	62,812,712
Management Fee	(741,746)	(1,190,729)
Performance Fee	(1,507,118)	(142,817)
Winton
Investments in portfolio funds
Fair Value	11,818,184	14,111,527
Percentage of Partners' Capital	19.88%	19.90%
Profit (Loss)	1,590,873	1,442,581
Cost as of date	6,530,293	8,874,714
Management Fee	(185,130)	(299,925)
Performance Fee	(285,726)	(106,090)
Aspect
Investments in portfolio funds
Fair Value	11,818,183	14,111,527
Percentage of Partners' Capital	19.88%	19.90%
Profit (Loss)	3,168,595	(773,505)
Cost as of date	7,758,764	11,713,792
Management Fee	(186,363)	(297,276)
Performance Fee	(271,475)
Transtrend
Investments in portfolio funds
Fair Value	11,818,184	14,111,528
Percentage of Partners' Capital	19.88%	19.90%
Profit (Loss)	2,206,143	(110,517)
Cost as of date	8,410,154	11,386,931
Management Fee	(123,163)	(198,537)
Performance Fee	(208,004)
BlueTrend
Investments in portfolio funds
Fair Value	11,730,252	14,111,529
Percentage of Partners' Capital	19.73%	19.90%
Profit (Loss)	1,119,777	(1,753,279)
Cost as of date	10,288,824	13,569,670
Management Fee	(123,251)	(197,702)
Performance Fee		(36,727)
Lynx
Investments in portfolio funds
Fair Value	11,818,182
Percentage of Partners' Capital	19.88%
Profit (Loss)	3,209,667
Cost as of date	9,017,922
Management Fee	(80,103)
Performance Fee	(741,913)
Man AHL
Investments in portfolio funds
Fair Value		14,111,528
Percentage of Partners' Capital	0.00%	19.90%
Profit (Loss)	(509,490)	(1,561,906)
Cost as of date		17,267,605
Management Fee	$ (43,736)	$ (197,289)